Expense Example - LVIP T Rowe Price 2010 Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	70	279	505	1,153	96	357	639	1,442